Hartford Schroders Tax-Aware Bond Fund Expense Example - Hartford Schroders Tax-Aware Bond Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 519
Expense Example, with Redemption, 3 Years	690
Expense Example, with Redemption, 5 Years	874
Expense Example, with Redemption, 10 Years	1,408
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	508
Expense Example, with Redemption, 5 Years	878
Expense Example, with Redemption, 10 Years	1,919
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	181
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	740
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	190
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	757
Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	156
Expense Example, with Redemption, 5 Years	276
Expense Example, with Redemption, 10 Years	624
Class SDR
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	156
Expense Example, with Redemption, 5 Years	276
Expense Example, with Redemption, 10 Years	$ 624